Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of fiscal 2025, fiscal 2024, fiscal 2023, fiscal 2022 and fiscal 2021. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, net income and non-GAAP operating income.
Year (a)	Summary Compensation Table Total for PEO ($) (1) (b)	Compensation Actually Paid to PEO ($) (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands) (h) (4)	Non-GAAP Operating Income (in thousands) (i) (5)
					Total Shareholder Return ($) (3) (f)	Peer Group Total Shareholder Return ($) (3) (g)
FY2025	$35,195,300	$148,504,806	$13,413,976	$37,572,240	$651.61	$279.92	$(16,596)	$837,695
FY2024	$46,983,855	$343,689,775	$23,109,417	$75,245,254	$478.80	$219.37	$90,585	$660,295
FY2023	$36,532,681	$(111,653,036)	$17,814,353	$(2,496,643)	$173.35	$146.16	$(182,285)	$355,622
FY2022	$147,695,746	$34,920,193	$14,958,880	$1,012,573	$295.69	$173.37	$(232,378)	$196,175
FY2021	$20,518,011	$494,146,208	$12,938,574	$57,336,913	$353.25	$137.13	$(92,629)	$62,352

(1)
Compensation for our PEO reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs:

a.
Our fiscal 2025 and fiscal 2024 non-PEO NEOs were Michael Sentonas, Burt Podbere and Shawn Henry;

b.
Our fiscal 2023 non-PEO NEOs were Burt Podbere and Shawn Henry; and

c.
Our fiscal 2022 and fiscal 2021 non-PEO NEOs were Burt Podbere, Shawn Henry, Colin Black and Michael Carpenter.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2025 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2025, see the “Executive Compensation Discussion and Analysis” section above.
	PEO FY2025	Non-PEOs FY2025
Summary Compensation Table Total	$35,195,300	$13,413,976
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(31,850,681)	$(12,133,509)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$33,845,896	$12,893,632
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$79,214,459	$16,929,802
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$3,539,065	$1,348,159
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$28,560,767	$5,120,180
Less Fair Value of Awards Forfeited during the Covered Year	-	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-
Compensation Actually Paid	$148,504,806	$37,572,240
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(3)
The columns “Total Shareholder Return ($)” and “Peer Group Total Shareholder Return ($)” are calculated based on a fixed investment of $100 in CrowdStrike and the S&P Information Technology Index respectively from the beginning of the earliest year in table through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K.

(4)
Reflects “Net Income (loss)” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended January 31, 2025, 2024, 2023, 2022 and 2021.

(5)
Non-GAAP operating income is defined as GAAP income (loss) from operations excluding stock-based compensation expense, amortization of acquired intangible assets (including purchased patents), acquisition-related expenses (credits), net, mark-to-market adjustments on deferred compensation liabilities, legal reserve and settlement charges, and July 19 Incident related costs (recoveries), net.

Company Selected Measure Name	Non-GAAPOperating Income
Named Executive Officers, Footnote
(1)
Compensation for our PEO reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs:

a.
Our fiscal 2025 and fiscal 2024 non-PEO NEOs were Michael Sentonas, Burt Podbere and Shawn Henry;
b.
Our fiscal 2023 non-PEO NEOs were Burt Podbere and Shawn Henry; and

c.
Our fiscal 2022 and fiscal 2021 non-PEO NEOs were Burt Podbere, Shawn Henry, Colin Black and Michael Carpenter.

Peer Group Issuers, Footnote
(3)
The columns “Total Shareholder Return ($)” and “Peer Group Total Shareholder Return ($)” are calculated based on a fixed investment of $100 in CrowdStrike and the S&P Information Technology Index respectively from the beginning of the earliest year in table through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 35,195,300	$ 46,983,855	$ 36,532,681	$ 147,695,746	$ 20,518,011
PEO Actually Paid Compensation Amount	$ 148,504,806	343,689,775	(111,653,036)	34,920,193	494,146,208
Adjustment To PEO Compensation, Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2025 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2025, see the “Executive Compensation Discussion and Analysis” section above.
	PEO FY2025	Non-PEOs FY2025
Summary Compensation Table Total	$35,195,300	$13,413,976
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(31,850,681)	$(12,133,509)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$33,845,896	$12,893,632
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$79,214,459	$16,929,802
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$3,539,065	$1,348,159
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$28,560,767	$5,120,180
Less Fair Value of Awards Forfeited during the Covered Year	-	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-
Compensation Actually Paid	$148,504,806	$37,572,240
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 13,413,976	23,109,417	17,814,353	14,958,880	12,938,574
Non-PEO NEO Average Compensation Actually Paid Amount	$ 37,572,240	75,245,254	(2,496,643)	1,012,573	57,336,913
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2025 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2025, see the “Executive Compensation Discussion and Analysis” section above.
	PEO FY2025	Non-PEOs FY2025
Summary Compensation Table Total	$35,195,300	$13,413,976
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(31,850,681)	$(12,133,509)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$33,845,896	$12,893,632
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$79,214,459	$16,929,802
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$3,539,065	$1,348,159
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$28,560,767	$5,120,180
Less Fair Value of Awards Forfeited during the Covered Year	-	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-
Compensation Actually Paid	$148,504,806	$37,572,240
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship between compensation actually paid to CrowdStrike’s PEO, Mr. Kurtz, and the average compensation actually paid to our non-PEO NEOs, CrowdStrike’s cumulative TSR (shown as TSR) and the S&P 500 Information Technology Index’s cumulative TSR (shown as Peer TSR) over fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024 and fiscal 2025.

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between compensation actually paid to CrowdStrike’s PEO, Mr. Kurtz, and the average compensation actually paid to our non-PEO NEOs and CrowdStrike’s net income over fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024 and fiscal 2025.

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between compensation actually paid to CrowdStrike’s PEO, Mr. Kurtz, and the average compensation actually paid to our non-PEO NEOs and non-GAAP operating income over fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024 and fiscal 2025. (15)

Total Shareholder Return Vs Peer Group
The following graph shows the relationship between compensation actually paid to CrowdStrike’s PEO, Mr. Kurtz, and the average compensation actually paid to our non-PEO NEOs, CrowdStrike’s cumulative TSR (shown as TSR) and the S&P 500 Information Technology Index’s cumulative TSR (shown as Peer TSR) over fiscal 2021, fiscal 2022, fiscal 2023, fiscal 2024 and fiscal 2025.

Tabular List, Table
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation to performance, as specifically listed below.
Performance Measure
Non-GAAP Operating Income
Net New Annual Recurring Revenue (ARR)
Net Retention Rate
Revenue Growth Percent
Non-GAAP EPS
For more details on how our Compensation Committee uses these metrics to assess the performance of the PEO and other NEOs, see “Executive Compensation Discussion and Analysis” included in this Proxy Statement.

Total Shareholder Return Amount	$ 651.61	478.8	173.35	295.69	353.25
Peer Group Total Shareholder Return Amount	279.92	219.37	146.16	173.37	137.13
Net Income (Loss)	$ (16,596,000)	$ 90,585,000	$ (182,285,000)	$ (232,378,000)	$ (92,629,000)
Company Selected Measure Amount	837,695,000	660,295,000	355,622,000	196,175,000	62,352,000
PEO Name	George Kurtz
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description
(5)
Non-GAAP operating income is defined as GAAP income (loss) from operations excluding stock-based compensation expense, amortization of acquired intangible assets (including purchased patents), acquisition-related expenses (credits), net, mark-to-market adjustments on deferred compensation liabilities, legal reserve and settlement charges, and July 19 Incident related costs (recoveries), net.

Measure:: 2
Pay vs Performance Disclosure
Name	Net New Annual Recurring Revenue (ARR)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Retention Rate
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue Growth Percent
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP EPS
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,850,681)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,845,896
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,214,459
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,539,065
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,560,767
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,133,509)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,893,632
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,929,802
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,348,159
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,120,180
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount